Description of Organization and Business Operations (Details) - USD ($)										3 Months Ended		12 Months Ended
	Jan. 26, 2026	Nov. 21, 2025	Oct. 08, 2025	Jun. 06, 2025	May 31, 2025	May 30, 2025	Feb. 28, 2025	Feb. 19, 2025	Jan. 23, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 08, 2023	Sep. 23, 2016
Description of Organization and Business Operations (Details) [Line Items]
Aggregate shares (in Shares)				10,000,000
Common stock par value (in Dollars per share)										$ 0.0001		$ 0.0001
Business combination transaction costs				$ 17,011,496
Professional fees				6,923,808
Business combination general and administrative expenses				10,087,688
Common stock, shares outstanding (in Shares)										290,948,677		206,473,533
Number of shares purchase, value										$ 6,900,000
Loss from operations										(10,337,507)	$ (5,906,285)	$ (67,887,181)	$ (21,173,908)
Accumulated deficit										(34,538,100)		(16,725,685)
Current liabilities										244,838,071		249,014,438
Cash and cash equivalents										1,047,539		154,937
Accounts payable and accrued expenses										7,845,379
Other current liabilities										2,697,000
Notes payable										$ 45,000
Stock new issued (in Shares)							10,000,000
Other receivable												$ 126,080
Legacy XCF Convertible Note [Member]
Description of Organization and Business Operations (Details) [Line Items]
Debt instrument face amount				$ 100,000,000
Common stock, shares outstanding (in Shares)												183,078,394
Convertible Promissory Note [Member]
Description of Organization and Business Operations (Details) [Line Items]
Debt instrument face amount								$ 100,000,000
New Rise Renewables Reno, LLC [Member]
Description of Organization and Business Operations (Details) [Line Items]
Debt instrument face amount								$ 100,000,000
Public Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate shares (in Shares)				11,500,000
Warrants outstanding (in Shares)				11,500,000
Warrants outstanding, Value				$ 121,900,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate shares (in Shares)				6,400,000
Warrants outstanding (in Shares)				6,400,000
Warrants outstanding, Value				$ 88,768,000
Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares purchase (in Shares)										69,000,000
Number of shares purchase, value										$ 6,900
New Rise Renewables Reno, LLC [Member]
Description of Organization and Business Operations (Details) [Line Items]
Ownership percentage								100.00%							100.00%
New XCF Class A [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate shares (in Shares)				142,130,632
New XCF Class A [Member] | Public Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate shares (in Shares)				11,500,000
New XCF Class A [Member] | Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate shares (in Shares)				142,130,632
Common stock par value (in Dollars per share)				$ 0.0001
Conversion of outstanding shares (in Shares)				651,919
Share price per share (in Dollars per share)				$ 11.5
Common stock price per share (in Dollars per share)				$ 11.5
NewXCF [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate shares (in Shares)				10,000,000
NewXCF [Member] | Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Conversion of outstanding shares (in Shares)				651,919
Focus Impact Class A [Member] | Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate shares (in Shares)				6,400,000
Focus Impact Class A [Member] | Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock par value (in Dollars per share)				$ 11.5
Share price per share (in Dollars per share)				$ 11.5
New Rise SAF [Member] | Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate shares (in Shares)									18,730,000
XCF [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of equity shares issued (in Shares)								87,331,951
Common stock, shares outstanding (in Shares)								183,078,394
New Rise Renewables Reno LLC and New Rise SAF [Member]
Description of Organization and Business Operations (Details) [Line Items]
Equity Interests								$ 4,887,000				$ 4,887,000
Southern Energy Renewables and DevvStream Corp [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock par value (in Dollars per share)	$ 0.0001
Investments	$ 10,000,000
EEME Energy SPV I LLC [Member] | Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock, value	$ 10,000,000
Number of shares purchase (in Shares)										69,000,000
Number of shares purchase, value										$ 6,900,000
Membership Interest Purchase Agreement [Member] | New Rise Renewables Reno, LLC [Member]
Description of Organization and Business Operations (Details) [Line Items]
Ownership percentage														100.00%
Membership Interest Purchase Agreement [Member] | New Rise SAF [Member] | New Rise Renewables Reno, LLC [Member]
Description of Organization and Business Operations (Details) [Line Items]
Ownership percentage									100.00%
Common Class A [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock par value (in Dollars per share)										$ 0.0001		$ 0.0001
Conversion of outstanding shares (in Shares)										5,322,463		5,322,463
Stock new issued, value		$ 102,233	$ 68,214
Shares sold (in Shares)										17,350,000
Common Class A [Member] | Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Stock new issued, value												$ 861,228
Stock new issued (in Shares)												2,150,000
Common Class A [Member] | Helena Global Investment Opportunities I Ltd [Member]
Description of Organization and Business Operations (Details) [Line Items]
Stock new issued, value										$ 2,944,118
Common Class A [Member] | Equity Line of Credit Purchase Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Stock issued for services , price per share (in Dollars per share)					$ 10
Stock issued for services, value					$ 7,400,000
Common Class A [Member] | Equity Line of Credit Purchase Agreement [Member] | Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Stock new issued, value						$ 50,000,000
Stock issued for services, shares (in Shares)					740,000
Stock issued for services , price per share (in Dollars per share)					$ 10
Stock issued for services, value					$ 7,400,000
Common Class A [Member] | Equity Line of Credit Purchase Agreement [Member] | NewXCF [Member]
Description of Organization and Business Operations (Details) [Line Items]
Stock new issued, value						$ 50,000,000
Common Class A [Member] | Equity Line of Credit Purchase Agreement [Member] | Helena Global Investment Opportunities I Ltd [Member]
Description of Organization and Business Operations (Details) [Line Items]
Stock issued for services, shares (in Shares)					740,000